Taxation - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Income Taxes [Line Items]
Tax (benefit) expense	$ (3)	$ 15	$ 24	$ 26